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

                              [inside front cover]

                                                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
SHAREHOLDER LETTER........................................................     2
PORTFOLIO OF INVESTMENTS..................................................     4
STATEMENTS OF ASSETS AND LIABILITIES......................................    25
STATEMENTS OF OPERATIONS..................................................    26
STATEMENTS OF CHANGES IN NET ASSETS.......................................    27
FINANCIAL HIGHLIGHTS......................................................    29
NOTES TO FINANCIAL STATEMENTS.............................................    33

TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------
It is difficult to imagine that any year that lies ahead of us could possibly compete with the year that investors have just been through. The longest global expansion in the last 100 years came to an end in 2001, with the United States, Europe and Japan falling into a synchronized recession. The lagged effects of monetary tightening and high oil prices in 1999 and 2000 were important drags on global growth. A post-boom market weakness caused by the deflation of the tech-equity bubble and the subsequent collapse in business investment was then made worse with the acts of terror on September 11th.

The stock market averages (i.e., the DJIA, S&P 500, and NASDAQ Composite) registered their second consecutive annual losses in 2001. This marks the first time since 1973-1974 that all three of the indices have declined for two consecutive years. The Wilshire 5000 Total Market Stock Index declined 10.97% for the year.

2001 marked a year when bonds outpaced stocks ... again. It was only the fourth time in the last 100 years that bonds managed to best stocks for two years running. Bonds continued to benefit from weak economic trends, lower interest rates and the flight to safety away from stocks. In a year when the Federal Reserve lowered short-term rates 11 times to 1.75%, a 40-year low, the 10-year Treasury yield stood virtually unchanged, at just over 5%, for the year. The Lehman Brothers Government/Credit Bond Index was up 8.5% in 2001.

After five years of dominant equity returns, bonds have clearly earned their allocations in the last two years. The balanced strategy utilizing a core/satellite equity fund and a high-quality bond fund produced solid conservative returns for the great majority of New Covenant Fund shareholders. Most New Covenant Fund clients own New Covenant Balanced Growth and New Covenant Balanced Income. The New Covenant Balanced Growth Fund, invested 60% stock and 40% bonds, was down only 3.13% in 2001. The New Covenant Balanced Income Fund, allocated 35% stock and 65% bonds, posted a positive 1.16% return for the year. The U.S. Lipper Average Balanced mutual fund fell 4.39% in 2001.

During 2002, the New Covenant Income Fund will be compared to an additional benchmark, the Lehman Brothers Aggregate Bond Index, as we transition away from the Lehman Brothers Government/Credit Bond Index. The Aggregate Bond Index is more appropriate for the New Covenant Income Fund because it is more closely aligned with the way we invest in bonds. The Aggregate has greater sector diversification, greater income flow and is larger and more representative of the domestic, investment grade market than our previous benchmark.

In the fourth quarter, New Covenant Income Fund sub-adviser, Standish Mellon, was released due to concerns about their lackluster performance against the general bond market, relative to their benchmark index, and against our fund's other bond sub-adviser, Tattersall Advisory Group.

The investment road ahead will surely contain some unpredictable bumps. Caution and discipline will continue to be critical. We are well positioned to continue to provide a consistent investment approach that seeks to stand the test of time and befits the 203-year history of the Presbyterian Church (U.S.A.) Foundation.

                                                            /S/ DENNIS J. MURPHY
                                                Dennis J. Murphy
                                                Executive Vice President
                                                and Chief Investment Officer
                                                The NCF Investment Department of
                                                New Covenant Trust Company, N.A.

                                                             TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------
AVERAGE ANNUALIZED TOTAL RETURNS

                               1 Year              5 Years           10 Years
                               ------              -------           --------
Growth Fund                   (11.22)%               5.19%             8.77%
Income Fund                      7.68%               6.32%             6.47%
Balanced Growth Fund           (3.13)%               6.12%             7.91%
Balanced Income Fund             1.16%               6.10%             7.35%

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, SHARE PRICES WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR A LOSS WHEN YOU REDEEM SHARES. INVESTMENT PERFORMANCE REFLECTS FEE WAIVERS IN EFFECT. IN THE ABSENCE OF FEE WAIVERS, TOTAL RETURN WOULD BE LOWER. TOTAL RETURN IS BASED ON NET CHANGE IN NAV, ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

INDICES MENTIONED ARE UNMANAGED INDICES THAT ARE NOT AVAILABLE FOR DIRECT INVESTMENT.

PFPC DISTRIBUTORS, INC. 3200 HORIZON DRIVE, KING OF PRUSSIA, PA 19406


--------------------------------------------------------------------------------

                            New Covenant Growth Fund
                           TEN LARGEST STOCK HOLDINGS
                              at December 31, 2001

Security                       Market Value  % of Portfolio   Sector
--------                       ------------  --------------   ------
General Electric
   Company                     15,697,332        2.1%         Electronics
Citigroup, Inc.                15,145,918        2.0%         Financial Services
Microsoft Corporation          14,551,150        1.9%         Computer Services
                                                                and Software
Exxon Mobil Corporation        10,750,122        1.4%         Oil & Gas
Fannie Mae                      8,904,000        1.2%         Financial Services
International Business
  Machines Corporation          8,159,962        1.1%         Technology
American International
  Group, Inc.                   8,102,691        1.1%         Insurance
Intel Corporation               8,044,281        1.1%         Technology
Pfizer, Inc.                    8,033,959        1.1%         Pharmaceuticals
Pharmacia Corporation           7,928,635        1.1%         Pharmaceuticals

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                           Value
Shares                                                                  (Note 2)
--------------------------------------------------------------------------------

CMMON STOCK -- 97.8%
                 ADVERTISING -- 0.4%
   112,000       Interpublic Group of Companies, Inc. .........      $ 3,308,480
                                                                     -----------
                 AEROSPACE -- 0.4%
    58,500       Honeywell International, Inc. ................        1,978,470
    46,700       Teledyne Technologies, Inc.* .................          760,743
                                                                     -----------
                                                                       2,739,213
                                                                     -----------
                 AUTOMOTIVE -- 1.0%
    12,700       Bayerische Motoren Werke (BMW) AG ............          442,700
    25,400       DaimlerChrysler AG ...........................        1,093,463
    46,691       Ford Motor Company ...........................          733,983
    34,840       Harley-Davidson, Inc. ........................        1,892,160
    24,322       Hyundai Motor Company Ltd.* GDR ..............          249,052
     8,400       Magna International, Inc., Class A (L) .......          532,019
    19,400       Michelin (CGDE), Class B .....................          639,976
   165,000       Mitsubishi Motors Corporation* (L) ...........          279,490
   151,000       Nissan Motor Company Ltd. ....................          800,740
     6,000       Peugeot S.A ..................................          255,093
    33,000       Suzuki Motor Corporation .....................          361,071
                                                                     -----------
                                                                       7,279,747
                                                                     -----------
                 BANKING -- 4.5%
    27,757       ABN AMRO Holdings N.V.                                  447,080
    40,336       Allied Irish Banks Plc .......................          466,885
    50,917       Australia & New Zealand Banking Group Ltd. ...          464,170
    44,000       Banco Bilbao Vizcaya Argentaria, S.A. (L) ....          544,554
    81,100       Bank of America Corporation ..................        5,105,245
    71,089       Charter One Financial, Inc. ..................        1,930,066
    19,117       Credit Suisse Group ..........................          815,209
     3,100       Deutsche Bank AG .............................          219,157
     5,500       First Citizens BancShares, Inc., Class A .....          537,625
    17,700       F.N.B. Corporation (L) .......................          466,395
    26,600       ForeningsSparbanken AB .......................          329,657
    27,800       Golden West Financial Corporation ............        1,636,030
    41,800       Huntington Bancshares, Inc. ..................          718,542
    71,276       Lloyds TSB Group Plc .........................          773,871
    12,300       M&T Bank Corporation .........................          896,055
    15,015       National Australia Bank Ltd. (L) .............          244,876
    29,200       National Bank of Canada ......................          543,295
    96,900       National City Corporation ....................        2,833,356
    90,500       Pacific Century Financial Corporation ........        2,343,045
    51,000       Royal Bank of Scotland Group Plc .............        1,241,060
    21,900       Sky Financial Group, Inc. ....................          445,446
    35,000       Svenska Handelsbanken AB, Series A ...........          513,838
        10       UFJ Holdings, Inc.* (L) ......................           22,051
    71,000       UnionBanCal Corporation ......................        2,698,000
    46,000       United Overseas Bank Ltd. ....................          316,382
   158,299       U.S. Bancorp .................................        3,313,199
   101,400       Wachovia Corporation .........................        3,179,904
    15,900       Webster Financial Corporation ................          501,327
    24,614       Westpac Banking Corporation Ltd. .............          198,507
                                                                     -----------
                                                                      33,744,827
                                                                     -----------

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS

                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                           Value
Shares                                                                  (Note 2)
--------------------------------------------------------------------------------

COMMON STOCK -- (CONTINUED)
                 BROADCASTING AND MEDIA -- 3.3%
      69,200     Adelphia Communications Corporation,
                   Class A* (L) ...............................      $ 2,157,656
     214,750     AOL Time Warner, Inc.* .......................        6,893,475
      55,220     Clear Channel Communications, Inc.* ..........        2,811,250
      58,100     Entravision Communications Corporation,
                   Class A* ...................................          694,295
          29     Fuji Television Network, Inc. ................          117,053
     138,317     Granada Plc ..................................          288,878
     538,600     Liberty Media Corporation, Class A* ..........        7,540,400
      25,151     News Corporation Ltd. Ord ....................          168,012
      15,420     News Corporation Ltd.(L) .....................          123,309
       5,600     News Corporation Ltd., Sponsored ADR .........          178,136
      34,000     Pearson Plc ..................................          391,419
      57,100     Reuters Group Plc ............................          565,108
      15,800     Scripps (E.W.) Company, Class A ..............        1,042,800
      42,950     Univision Communications, Inc., Class A* .....        1,737,757
                                                                     -----------
                                                                      24,709,548
                                                                     -----------
                 CHEMICALS -- 1.4%
       3,700     BOC Group Plc ................................           57,081
      25,800     Dow Chemical Company .........................          871,524
     111,017     du Pont (E.I.) de Nemours & Company ..........        4,719,333
     142,000     Engelhard Corporation ........................        3,930,560
       9,000     Norsk Hydro ASA (L) ..........................          377,288
      11,000     Shin-Etsu Chemical Company Ltd. ..............          395,315
                                                                     -----------
                                                                      10,351,101
                                                                     -----------
                 COMMERCIAL SERVICES -- 0.4%
      39,100     Manpower, Inc. ...............................        1,318,060
      32,400     Sabre Holdings Corporation* ..................        1,372,139
                                                                     -----------
                                                                       2,690,199
                                                                     -----------
                 COMPUTER SERVICES AND SOFTWARE -- 6.6%
      13,600     Agile Software Corporation* ..................          234,192
      43,800     ASML Holding N.V.* ...........................          761,251
      54,120     Brocade Communications Systems, Inc.* ........        1,792,454
      25,600     Computer Associates International, Inc. ......          882,944
     146,440     Dell Computer Corporation* ...................        3,980,239
      90,300     E*TRADE Group, Inc.* .........................          925,575
      37,580     Electronic Arts, Inc.* .......................        2,252,921
      50,500     Electronic Data Systems Corporation ..........        3,461,775
      19,300     Electronics for Imaging, Inc.* ...............          430,583
      48,600     EMC Corporation* .............................          653,184
       5,900     Fuji Soft ABC, Inc. ..........................          234,992
      53,800     Gartner, Inc., Class A* ......................          628,922
     162,100     Hewlett-Packard Company ......................        3,329,534
      73,810     Juniper Networks, Inc.* ......................        1,398,700
      21,300     Lexmark International, Inc.* .................        1,256,700
     137,868     Maxtor Corporation* ..........................          874,083
           1     McDATA Corporation, Class A*(L) ..............               25
     219,640     Microsoft Corporation* .......................       14,551,150
     198,800     Oracle Corporation* ..........................        2,745,428
      79,100     Parametric Technology Corporation* ...........          617,771
      69,100     Peregrine Systems, Inc.* .....................        1,024,753
      90,400     Rational Software Corporation* ...............        1,762,800
     235,930     Sun Microsystems, Inc.* ......................        2,901,939

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                           Value
Shares                                                                  (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
                 COMPUTER SERVICES AND SOFTWARE -- (CONTINUED)
      20,300     SunGard Data Systems, Inc.* ..................       $  587,279
      36,600     VeriSign, Inc.* (L) ............................      1,392,264
      15,800     Veritas Software Corporation* ..................        708,314
      19,300     Verity, Inc.* ..................................        390,825
                                                                      ----------
                                                                      49,780,597
                                                                      ----------
                 CONSTRUCTION AND BUILDING MATERIALS -- 0.4%
      34,600     Bouygues S.A. (L) ..............................      1,133,699
      52,601     CRH Plc ........................................        924,986
       3,466     Holcim Ltd., Class B ...........................        747,356
      50,000     Sekisui House Ltd. .............................        362,429
                                                                      ----------
                                                                       3,168,470
                                                                      ----------
                 CONSUMER PRODUCTS -- 2.5%
      32,600     Avery Dennison Corporation .....................      1,842,878
      39,540     Clorox Company .................................      1,563,807
      17,700     Colgate-Palmolive Company ......................      1,022,175
      21,300     Furniture Brands International, Inc.* ..........        682,026
      16,500     Hagemeyer N.V. .................................        308,517
      56,300     Jones Apparel Group, Inc.* .....................      1,867,471
     158,000     Li & Fung Ltd. .................................        177,292
      50,600     Newell Rubbermaid, Inc. ........................      1,395,042
      99,490     Procter & Gamble Company .......................      7,872,644
      39,900     Reebok International Ltd.* .....................      1,057,350
     101,000     Unilever N.V. ..................................        829,061
                                                                      ----------
                                                                      18,618,263
                                                                      ----------
                 DIVERSIFIED OPERATIONS -- 3.8%
      60,000     Centrica Plc ...................................        193,861
      75,500     Convergys Corporation* .........................      2,830,495
      57,800     Eaton Corporation ..............................      4,300,898
      78,170     First Data Corporation .........................      6,132,437
      90,500     Hutchison Whampoa Ltd. .........................        873,334
      10,080     Minnesota Mining and Manufacturing Company .....      1,191,557
      17,930     SPX Corporation* ...............................      2,454,617
      82,500     Swire Pacific Ltd. .............................        449,644
      65,000     Textron, Inc. ..................................      2,694,900
     168,400     Thermo Electron Corporation* ...................      4,018,024
      58,300     Tyco International Ltd. ........................      3,433,870
                                                                      ----------
                                                                      28,573,637
                                                                      ----------
                 ELECTRONICS -- 7.2%
     102,210     Advanced Micro Devices, Inc. * .................      1,621,051
      10,800     Advantest Corporation ..........................        611,445
      10,200     Aixtron AG (L) .................................        231,133
     126,410     Altera Corporation* ............................      2,682,419
      14,600     Amkor Technology, Inc.* (L) ....................        234,038
      14,400     Applied Materials, Inc.* .......................        577,439
      58,467     Asustek Computer, Inc. GDR .....................        255,659
     121,150     ATI Technologies, Inc.* ........................      1,538,605
      38,900     Cirrus Logic, Inc.* ............................        514,258
      25,700     Credence Systems Corporation* ..................        477,249
      30,100     Cypress Semiconductor Corporation* .............        599,893
      17,500     duPont Photomasks, Inc.* .......................        760,375
       6,200     Epcos AG (L) ...................................        306,379

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS

                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                           Value
Shares                                                                  (Note 2)
--------------------------------------------------------------------------------

COMMON STOCK -- (CONTINUED)

                 ELECTRONICS -- (CONTINUED)

       8,000     Furukawa Electric Company Ltd. ...............      $    42,484
     391,650     General Electric Company .....................       15,697,332
       8,100     Hirose Electric Company Ltd.(L) ..............          551,908
       4,400     Hoya Corporation .............................          262,872
      12,900     Infineon Technologies AG* (L) ................          263,601
       1,300     Infineon Technologies AG ADR .................           26,390
      75,850     Jabil Circuit, Inc.* .........................        1,723,312
      37,400     JDS Uniphase Corporation* ....................          324,632
     356,000     Johnson Electric Holdings Ltd. ...............          374,360
       1,300     Keyence Corporation ..........................          216,138
      23,600     Koninklijke (Royal) Philips Electronics N.V ..          699,517
     113,160     LSI Logic Corporation* .......................        1,785,665
      34,930     Micron Technology, Inc.* .....................        1,082,830
      10,100     Murata Manufacturing Company Ltd. ............          605,723
     108,000     NEC Corporation ..............................        1,101,756
       7,100     Nintendo Company Ltd. ........................        1,243,286
      37,150     Novellus Systems, Inc.* ......................        1,465,568
       5,500     Rohm Company Ltd. ............................          713,833
      18,876     Samsung Electronics Company Ltd. GDR .........        2,004,722
     107,332     Sanmina-SCI Corporation* .....................        2,135,907
       6,300     Schneider Electric S.A .......................          302,906
      53,240     Semtech Corporation* .........................        1,900,136
     133,700     Solectron Corporation* .......................        1,508,136
      23,900     Sony Corporation .............................        1,092,332
       2,300     Sony Corporation, Sponsored ADR ..............          103,730
      15,400     STMicroelectronics N.V. (L) ..................          493,882
      50,730     Taiwan Semiconductor Manufacturing
                   Company Ltd., Sponsored ADR* (L) ...........          871,034
       7,500     TDK Corporation ..............................          353,655
      61,500     Teradyne, Inc.* ..............................        1,853,610
      22,200     Tokyo Electron Ltd. ..........................        1,089,165
       5,600     Tokyo Seimitsu Company Ltd. ..................          190,142
       8,300     Vitesse Semiconductor Corporation* ...........          103,169
      38,300     Xilinx, Inc.* ................................        1,495,615
     11,500      Zarlink Semiconductor, Inc.* .................          127,877
                                                                     -----------
                                                                      54,217,168
                                                                     -----------
                 ENERGY -- 2.3%
      10,800     Chubu Electric Power Company, Inc. (L) .......          194,476
      41,900     Conoco, Inc. .................................        1,185,770
     125,100     Constellation Energy Group, Inc. .............        3,321,405
      49,800     Dominion Resources, Inc. .....................        2,992,980
     140,800     Duke Energy Corporation ......................        5,527,808
      78,500     Dynegy, Inc., Class A ........................        2,001,750
      18,700     MDU Resources Group, Inc. ....................          526,405
      13,100     Peoples Energy Corporation (L) ...............          496,883
       9,500     Suncor Energy, Inc.  (L) .....................          311,854
       8,900     Tokyo Electric Power Company, Inc. ...........          189,463
      27,100     Ultratech Stepper, Inc.* .....................          447,692
      12,400     WGL Holdings, Inc. (L) .......................          360,468
                                                                     -----------
                                                                      17,556,954
                                                                     -----------
                 ENTERTAINMENT AND LEISURE -- 0.3%
      89,000     Disney (Walt) Company ........................        1,844,080
      22,300     Six Flags, Inc.* (L) .........................          342,974
                                                                     -----------
                                                                       2,187,054
                                                                     -----------

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                           Value
Shares                                                                  (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
                 FINANCIAL SERVICES -- 9.0%
       7,500     ACOM Company, Ltd. ...........................      $   546,506
       5,800     AIFUL Corporation ............................          375,279
      82,050     Ambac Financial Group, Inc. ..................        4,747,413
      30,150     American Express Company .....................        1,076,054
      41,000     Certegy, Inc.* ...............................        1,403,020
     300,038     Citigroup, Inc. ..............................       15,145,918
      47,000     Daiwa Securities Group, Inc. .................          247,085
      96,500     Equifax, Inc. ................................        2,330,475
     112,000     Fannie Mae ...................................        8,904,000
      89,300     Freddie Mac ..................................        5,840,220
      31,470     Goldman Sachs Group, Inc. ....................        2,918,843
      27,900     HBOS Plc .....................................          323,224
      13,200     ING Groep N.V ................................          336,605
      20,600     Investment Technology Group, Inc.* ...........          804,842
      21,000     Irish Life & Permanent Plc ...................          213,156
       3,800     Jefferies Group, Inc. ........................          160,778
      46,700     J.P. Morgan Chase & Company ..................        1,697,545
      10,000     Kokusai Securities Company Ltd. (L) ..........           57,989
      10,800     Legg Mason, Inc. .............................          539,784
      11,100     Marshall & Ilsley Corporation ................          702,408
      83,200     MBIA, Inc. ...................................        4,462,016
     103,200     Merrill Lynch & Company, Inc. ................        5,378,784
      15,600     Metris Companies, Inc. (L) ...................          401,076
      31,700     Morgan Stanley Dean Witter & Company .........        1,773,298
      44,000     Nikko Cordial Corporation ....................          196,399
      31,000     Nomura Holdings, Inc. ........................          397,375
       2,400     Orix Corporation .............................          214,986
      33,000     Overseas-Chinese Banking Corporation Ltd. ....          196,588
      24,100     People's Bank ................................          512,366
      44,900     PNC Financial Services Group .................        2,523,380
       5,600     Promise Company Ltd. .........................          302,945
  51,000,000     Sanwa International Finance Ltd.
                   (preferred)* ...............................          149,330
      28,000     Stilwell Financial, Inc. .....................          762,160
       6,000     UBS AG .......................................          302,839
       5,800     Washington Mutual, Inc. ......................          189,660
      39,800     Wells Fargo Company ..........................        1,729,310
                                                                     -----------
                                                                      67,863,656
                                                                     -----------
                 FOOD AND BEVERAGES -- 3.0%
      42,520     Coca-Cola Company ............................        2,004,818
      30,000     Compass Group Plc ............................          224,861
      40,500     ConAgra Foods, Inc. ..........................          962,685
       2,800     Groupe Danone ................................          341,549
      59,900     Kellogg Company ..............................        1,802,990
     292,310     Kroger Company* ..............................        6,100,510
      20,000     Lance, Inc. ..................................          285,800
       3,430     Nestle S.A., Registered Shares ...............          731,330
     104,800     Pepsi Bottling Group, Inc. ...................        2,462,800
     135,000     PepsiCo, Inc. ................................        6,573,150
      34,000     Tate & Lyle Plc ..............................          170,720
      74,937     Tesco Plc ....................................          271,570
      13,500     United Natural Foods, Inc.* ..................          337,500
                                                                     -----------
                                                                      22,270,283
                                                                     -----------

                 See accompanying notes to financial statements.

                                                       PORTFOLIO OF INVESTMENTS

                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                           Value
Shares                                                                  (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
                 FORESTRY AND PAPER PRODUCTS -- 1.3%
      24,700     Bowater, Inc. ................................      $ 1,178,190
      23,200     International Paper Company ..................          936,120
      88,100     Kimberly-Clark Corporation ...................        5,268,380
      27,000     Sumitomo Forestry Company Ltd. ...............          141,737
      23,700     Temple-Inland, Inc. ..........................        1,344,501
      16,400     UPM-Kymmene Oyj (L) ..........................          543,931
                                                                     -----------
                                                                       9,412,859
                                                                     -----------
                 HEALTH SERVICES -- 3.0%
      51,000     Aetna, Inc. ..................................        1,682,490
     142,000     HCA, Inc. ....................................        5,472,680
     127,500     HEALTHSOUTH Corporation* .....................        1,889,550
      17,330     Laboratory Corporation of America Holdings* ..        1,401,131
      95,200     McKesson Corporation .........................        3,560,480
      27,752     Novartis AG, Registered Shares ...............        1,002,909
      76,500     Omnicare, Inc. ...............................        1,903,320
      78,500     Oxford Health Plans, Inc.* ...................        2,365,990
      16,000     Sankyo Company Ltd. ..........................          274,073
      24,030     Tenet Healthcare Corporation* ................        1,411,042
      15,400     WellPoint Health Networks, Inc.* .............        1,799,490
                                                                     -----------
                                                                      22,763,155
                                                                     -----------
                 INSURANCE -- 4.2%
      64,064     Aegon N.V ....................................        1,734,049
       1,700     Allianz AG* (L) ..............................          402,628
      69,800     Allstate Corporation .........................        2,352,260
     102,049     American International Group, Inc. ...........        8,102,691
      96,000     Aon Corporation ..............................        3,409,920
      29,200     Assicurazioni Generali S.p.A. (L) ............          811,169
          52     Berkshire Hathaway, Inc., Class A* ...........        3,931,200
      19,400     Brown & Brown, Inc. (L) ......................          529,620
      16,900     Gallagher (Arthur J.) & Company ..............          582,881
      49,400     Hartford Financial Services Group, Inc. ......        3,103,802
       8,100     Marsh & McLennan Companies, Inc. .............          870,345
     126,000     Mitsui Sumitomo Insurance Company Ltd. .......          591,256
      46,600     Prudential Plc ...............................          539,865
      25,000     Reinsurance Group of America, Inc. (L) .......          832,000
      26,900     St. Paul Companies, Inc. .....................        1,182,793
      13,820     Swiss Re .....................................        1,390,082
      12,100     Trigon Healthcare, Inc.* .....................          840,345
                                                                     -----------
                                                                      31,206,906
                                                                     -----------
                 MACHINERY AND EQUIPMENT -- 0.7%
      49,700     Caterpillar, Inc. ............................        2,596,825
      38,100     Dover Corporation ............................        1,412,366
      16,700     Illinois Tool Works, Inc. ....................        1,130,923
      15,000     Ushio, Inc. ..................................          169,504
                                                                     -----------
                                                                       5,309,618
                                                                     -----------
                 MANUFACTURING -- 1.3%
      32,270     American Standard Companies, Inc.* ...........        2,201,782
      41,900     Analog Devices, Inc.* ........................        1,859,941
      29,700     Assa Abloy AB, Class B (L) ...................          427,534
     215,400     Atmel Corporation* ...........................        1,587,498
      29,700     International Flavors & Fragrances, Inc. .....          882,387

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                           Value
Shares                                                                  (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
                 MANUFACTURING -- (CONTINUED)
      31,000     Nikon Corporation* ...........................      $   238,663
       7,400     Pechiney S.A., Class A .......................          381,491
       4,300     Siemens AG (L) ...............................          284,658
      62,305     Taiwan Semiconductor Manufacturing
                   Company Ltd.* ..............................        1,069,777
      16,700     THK Company Ltd. .............................          243,632
     100,000     Toray Industries, Inc. .......................          241,874
      13,700     Veeco Instruments, Inc.* (L) .................          493,885
                                                                     -----------
                                                                       9,913,122
                                                                     -----------
                 MEDICAL PRODUCTS -- 4.2%
      73,950     Baxter International, Inc. ...................        3,965,989
      22,500     Beckman Coulter, Inc. ........................          996,750
      64,300     Becton, Dickinson and Company ................        2,131,545
      65,780     Biomet, Inc. .................................        2,032,602
      84,500     Boston Scientific Corporation* ...............        2,038,140
      33,600     Cardinal Health, Inc. ........................        2,172,576
      16,100     Dentsply International, Inc. .................          808,220
      26,200     Gene Logic, Inc.* (L) ........................          493,608
      50,490     Genzyme Corporation* .........................        3,022,331
      50,000     Guidant Corporation* .........................        2,490,000
      70,800     Johnson & Johnson Company ....................        4,184,280
         700     MDS, Inc. (L) ................................            8,288
      23,310     Medtronic, Inc. ..............................        1,193,705
      28,100     Sanofi-Synthelabo S.A ........................        2,096,641
      25,340     St. Jude Medical, Inc.* ......................        1,967,651
      66,500     Triad Hospitals, Inc.* .......................        1,951,775
       9,248     Viasys Healthcare, Inc.* .....................          186,902
                                                                     -----------
                                                                      31,741,003
                                                                     -----------
                 METALS AND MINING -- 0.7%
       4,800     Alcan, Inc. (L) ..............................          171,852
      72,100     Alcoa, Inc. ..................................        2,563,155
     142,662     BHP Billiton Ltd. (L) ........................          766,783
      41,301     BHP Billiton Ltd., Sponsored ADR (L) .........          442,334
      46,000     Freeport-McMoRan Copper & Gold, Inc.,
                   Class B* (L) ...............................          615,940
      12,000     Inco Ltd.* ...................................          203,280
      14,300     Stillwater Mining Company* ...................          264,550
      64,600     WMC Ltd. .....................................          316,560
                                                                     -----------
                                                                       5,344,454
                                                                     -----------
                 MISCELLANEOUS -- 0.3%
     113,000     DBS Group Holdings ADR .......................          844,517
      37,700     Hays Plc* ....................................          114,128
      38,200     KPMG Consulting, Inc.* .......................          632,974
     240,000     Shangri-La Asia Ltd. .........................          187,744
      74,700     WebMD Corporation* ...........................          527,382
                                                                     -----------
                                                                       2,306,745
                                                                     -----------
                 OIL & GAS -- 3.9%
      49,000     BG Group Plc .................................          199,683
      50,900     Burlington Resources, Inc. ...................        1,910,786
      49,111     ChevronTexaco Corporation ....................        4,400,837
      21,900     El Paso Corporation ..........................          976,959
      59,350     ENI S.p.A. (L) ...............................          744,042
     273,540     Exxon Mobil Corporation ......................       10,750,122

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                           Value
Shares                                                                  (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
                 OIL & GAS -- (CONTINUED)
      49,000     Kinder Morgan, Inc. ..........................      $ 2,728,810
       2,600     L'Air Liquide S.A ............................          364,378
       6,200     Lukoil, Sponsored ADR (L) ....................          303,760
     104,000     Marathon Oil Corporation .....................        3,120,000
      68,400     Rowan Companies, Inc.* .......................        1,324,908
      11,900     Royal Dutch Petroleum Company ................          602,062
      67,000     Statoil ASA* .................................          459,402
      16,700     Sunoco, Inc. .................................          623,578
      27,000     Weatherford International, Inc.* .............        1,006,020
                                                                     -----------
                                                                      29,515,347
                                                                     -----------
                 PHARMACEUTICALS -- 8.9%
     119,700     Abbott Laboratories ..........................        6,673,275
      29,300     Allergan, Inc. ...............................        2,198,965
      76,200     American Home Products Corporation ...........        4,675,632
      65,540     AmerisourceBergen Corporation ................        4,165,067
      74,750     AstraZeneca Plc ..............................        3,401,297
       2,000     AstraZeneca Plc, Sponsored ADR ...............           93,200
      31,100     Biovail Corporation* .........................        1,749,375
      25,000     Bristol-Myers Squibb Company .................        1,275,000
      32,300     Cephalon, Inc.* (L) ..........................        2,441,396
      37,000     Chugai Pharmaceutical Company Ltd. (L) .......          428,834
       4,900     Elan Corporation Plc, Sponsored ADR* (L) .....          220,794
      13,800     Gilead Sciences, Inc.* .......................          906,936
       9,000     GlaxoSmithKline Plc ..........................          225,691
      65,100     Immunex Corporation* .........................        1,803,921
      64,600     Lilly (Eli) & Company ........................        5,073,684
      78,300     Merck & Company, Inc. ........................        4,604,040
      78,300     Mylan Laboratories, Inc. .....................        3,562,500
     201,605     Pfizer, Inc. .................................        8,033,959
     185,900     Pharmacia Corporation ........................        7,928,635
      34,900     Regeneron Pharmaceuticals, Inc.* (L) .........          982,784
       7,200     Roche Holdings AG ............................          513,886
     142,600     Schering-Plough Corporation ..................        5,106,506
      46,000     Shionogi & Company Ltd. ......................          786,205
      13,000     Shire Pharmaceuticals Group Plc* .............          162,715
                                                                     -----------
                                                                      67,014,297
                                                                     -----------
                 PRINTING AND PUBLISHING -- 0.7%
      30,900     Knight-Ridder, Inc. ..........................        2,006,337
      38,610     New York Times Company, Class A ..............        1,669,883
      29,968     Singapore Press Holdings Ltd. ................          353,806
      21,300     Thomson Corporation (L) ......................          645,167
       6,000     VNU N.V ......................................          184,361
                                                                     -----------
                                                                       4,859,554
                                                                     -----------
                 REAL ESTATE -- 0.6%
      35,000     Arden Realty, Inc. ...........................          927,500
     124,000     Cheung Kong Holdings Ltd. ....................        1,288,047
      99,000     Hongkong Land Holdings Ltd ...................          187,110
      35,800     Liberty Property Trust .......................        1,068,630
      60,000     Mitsubishi Estate Company Ltd. ...............          439,036
      66,000     Mitsui Fudosan Company Ltd. ..................          503,586
      46,000     Sumitomo Realty & Development Company Ltd. (L)          210,591
                                                                     -----------
                                                                       4,624,500
                                                                     -----------

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                           Value
Shares                                                                  (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
                 RESTAURANTS -- 0.4%
     114,000     McDonald's Corporation .......................      $ 3,017,580
                                                                     -----------
                 RETAIL -- 6.7%
      28,000     Aeon Company Ltd. ............................          632,382
      65,850     American Eagle Outfitters, Inc.* .............        1,723,295
      88,300     Bed Bath & Beyond, Inc.* .....................        2,993,370
       3,600     Carrefour S.A ................................          187,193
      62,330     Circuit City Stores-Circuit City Group .......        1,617,464
     112,100     CVS Corporation ..............................        3,318,160
      40,300     Family Dollar Stores, Inc. ...................        1,208,194
     131,310     Home Depot, Inc. .............................        6,698,123
      15,000     Hot Topic, Inc.* (L) .........................          470,850
      31,400     Industria de Diseno Textil, S.A.* ............          598,577
      89,790     Intimate Brands, Inc. ........................        1,334,279
      20,700     Longs Drug Stores Corporation (L) ............          483,966
     104,200     Lowe's Companies, Inc. .......................        4,835,922
      51,000     Marks & Spencer Plc ..........................          267,956
      21,100     Metro AG .....................................          748,660
     120,620     Office Depot, Inc.* ..........................        2,236,295
     176,500     Safeway, Inc.* ...............................        7,368,875
      69,700     Target Corporation ...........................        2,861,185
      52,620     Tiffany & Company ............................        1,655,951
      62,000     TJX Companies, Inc. ..........................        2,471,320
      19,600     Too, Inc.* ...................................          539,000
      22,000     Tweeter Home Entertainment Group, Inc.* (L) ..          638,000
      89,220     Wal-Mart Stores, Inc. ........................        5,134,610
                                                                     -----------
                                                                      50,023,627
                                                                     -----------
                 TECHNOLOGY -- 3.9%
     420,300     Cisco Systems, Inc.* .........................        7,611,632
      13,400     Helix Technology Corporation (L) .............          302,170
     255,780     Intel Corporation ............................        8,044,281
      67,460     International Business Machines Corporation ..        8,159,962
      59,320     Marvell Technology Group Ltd.* ...............        2,124,842
      93,970     Texas Instruments, Inc. ......................        2,631,160
                                                                     -----------
                                                                      28,874,047
                                                                     -----------
                 TELECOMMUNICATIONS -- 7.4%
      32,300     America Movil S.A. de C.V., ADR, Series L ....          629,204
     265,600     AT & T Corporation ...........................        4,817,984
      31,021     AT & T Wireless Services, Inc.* ..............          445,772
      17,400     Broadwing, Inc.* .............................          165,300
      15,800     Cable & Wireless Plc .........................           76,000
     116,000     CenturyTel, Inc. .............................        3,804,800
     163,000     China Mobile Ltd.* ...........................          573,793
       9,400     Comverse Technology, Inc.* ...................          210,278
     100,000     Corvis Corporation* (L) ......................          323,000
       8,600     Deutsche Telekom AG ..........................          147,785
      99,530     EchoStar Communications Corporation,
                   Class A* ...................................        2,734,089
     102,000     Ericsson (LM) Telefonaktiebolaget,
                   Class B ... ................................          554,259
       1,200     Ericsson (LM) Telefonaktiebolaget,
                   Sponsored ADR ..............................            6,264
      13,790     Hellenic Telecommunications Organization S.A .          224,693
       5,000     Matsushita Communication Industrial
                   Company Ltd. ...............................          135,434
     104,000     Motorola, Inc. ...............................        1,562,080

               See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                           Value
Shares                                                                  (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
                 TELECOMMUNICATIONS -- (CONTINUED)
      30,000     National Grid Group Plc* .....................      $   186,875
      31,600     Nextel Partners, Inc., Class A* ..............          379,200
          38     Nippon Telegraph & Telephone Corporation .....          123,806
     104,900     Nokia Oyj ....................................        2,704,879
      17,300     Nokia Oyj, Sponsored ADR .....................          424,369
      31,500     Nortel Networks Corporation* .................          236,250
          99     NTT DoCoMo, Inc. .............................        1,163,284
      23,970     Portugal Telecom, SGPS, S.A ..................          186,745
      32,830     QUALCOMM, Inc.* ..............................        1,657,915
      86,950     Qwest Communications International, Inc. .....        1,228,604
      63,850     RF Micro Devices, Inc.* ......................        1,227,836
     103,110     SBC Communications, Inc. .....................        4,038,819
   1,242,800     Singapore Telecommunications Ltd. ............        1,184,581
      25,500     Societe Television Francaise 1 ...............          644,584
     190,100     Sprint Corporation ...........................        3,817,208
       2,009     Swisscom AG ..................................          556,614
     149,800     Sycamore Networks, Inc.* .....................          802,928
      45,100     Tekelec* (L) .................................          816,761
      52,800     Telecom Italia S.p.A. (L) ....................          330,152
      18,336     Telefonica S.A ...............................          245,380
       6,529     Telefonica S.A., Sponsored ADR * .............          261,682
      33,400     Telefonos de Mexico S.A. de C.V., Sponsored ADR       1,169,668
      19,000     Telephone and Data Systems, Inc. .............        1,705,250
     130,652     Verizon Communications, Inc. .................        6,200,744
   1,404,568     Vodafone Group Plc ...........................        3,674,497
      40,000     Vodafone Telecel-- Comunicacoes Pessoais S.A.*          320,536
     237,300     WorldCom, Inc.-WorldCom Group* ...............        3,341,184
                                                                     -----------
                                                                      55,041,086
                                                                     -----------
                 TRANSPORTATION -- 1.0%
      43,100     Atlantic Coast Airlines Holdings, Inc.* ......        1,003,799
      72,000     British Airways Plc* .........................          204,340
      53,400     Burlington Northern Santa Fe Corporation .....        1,523,502
      24,500     FedEx Corporation* ...........................        1,271,060
      76,000     Japan Airlines Company Ltd.* .................          182,085
      52,200     Mesa Air Group, Inc.* ........................          392,544
      71,200     Shell Transport & Trading Company Plc ........          489,112
      44,000     Singapore Airlines Ltd. ......................          262,118
      59,000     Tokyu Corporation (L) ........................          177,819
      20,000     Union Pacific Corporation ....................        1,140,000
      34,500     USFreightways Corporation ....................        1,083,300
                                                                     -----------
                                                                       7,729,679
                                                                     -----------
                 UTILITIES -- 1.2%
      27,400     BellSouth Corporation ........................        1,045,310
     207,000     Citizens Communications Company* .............        2,206,620
      70,037     Exelon Corporation ...........................        3,353,373
      18,700     FPL Group, Inc. ..............................        1,054,680
      30,000     Pinnacle West Capital Corporation ............        1,255,500
                                                                     -----------
                                                                       8,915,483
                                                                     -----------
                 WASTE MANAGEMENT -- 0.9%
     176,000     Republic Services, Inc.* .....................        3,514,720
      87,970     Waste Management, Inc. .......................        2,807,123
                                                                     -----------
                                                                       6,321,843
                                                                     -----------

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                           Value
Shares                                                                  (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
               Total Common Stock
                  (Cost $778,906,392) .........................     $732,994,039
                                                                    ------------
     Principal
      Amount+
   --------------
CORPORATE FIXED INCOME SECURITIES -- 0.0%#
               FINANCIAL SERVICES -- 0.0% #
  $   81,000   Hellenic Exchange Finance Luxembourg SCA+
                  2.000% due 08/02/2005 .......................           77,489
  35,000,000   TTB Finance Cayman Ltd.+
                  0.750% due 09/29/2049 .......................          263,982
                                                                    ------------
               Total Corporate Fixed Income Securities
                  (Cost $420,322) .............................          341,471
                                                                    ------------
REPURCHASE AGREEMENTS -- 2.1% (Cost $16,015,000)
  16,015,000   Agreement with State Street Bank, 1.55% to be
                  repurchased at $16,016,379 on 01/02/02,
                  collateralized by $5,425,000, $5,965,000,
                  $1,030,000, $4,005,000 and $260,000 Federal
                  National Mortgage Association 7.000%,
                  6.715%, 7.500%, 0.000% and 0.000% due
                  08/01/2031, 11/01/2023, 07/01/2031,
                  01/01/2041 and 01/01/2041, market value
                  $5,316,500, $5,845,700, $1,009,400,
                  $3,924,900 and $254,800, respectively .......       16,015,000
                                                                    ------------
TOTAL INVESTMENTS
  (Cost $ 795,341,714) ........................   99.9%             $749,350,510
OTHER ASSETS AND LIABILITIES (NET) ............  (0.1)%                  576,918
                                                 ------             ------------
NET ASSETS ....................................  100.0%             $749,927,428
                                                 ======             ============
------------------------
+ Principal amount is stated in the currency of the country in which the security is denominated.
*   Non-income producing security.
#   Amount less than 0.1%.
(L) Securities lending -- securities in whole or part on loan at December 31, 2001.

ABBREVIATIONS:
ADR --  American Depository Receipt
GDR --  Global Depository Receipt
Ord. -- Ordinary

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
     Principal                                                            Value
      Amount+                                                           (Note 2)
--------------------------------------------------------------------------------
CORPORATE FIXED INCOME SECURITIES -- 25.7%
               Abitibi -- Consolidated, Inc.
     325,000      8.850% due 08/01/2030 .......................      $   339,190
               AES Corporation
     975,000      8.875% due 02/15/2011 .......................          862,875
               Albertson's, Inc.
   1,050,000      8.000% due 05/01/2031 .......................        1,165,757
               Alcoa, Inc.
   1,900,000      6.500% due 06/15/2018 .......................        1,863,450
               Alliance Capital Management
   1,900,000      5.585% due 08/15/2006 .......................        1,914,978
               Allied Waste North America, Inc.
     125,000      7.375% due 01/01/2004 .......................          124,062
     200,000      7.625% due 01/01/2006 .......................          198,500
     375,000      8.875% due 04/01/2008 .......................          388,125
               American General Finance Corporation
   3,900,000      6.100% due 05/22/2006 .......................        3,990,796
   1,000,000      5.875% due 07/14/2006 .......................        1,015,695
               Amerada Hess Corporation
     650,000      7.300% due 08/15/2031 .......................          656,579
               Amvescap Plc
   1,125,000      6.600% due 05/15/2005 .......................        1,163,846
               Archer-Daniels-Midland Company
   1,600,000      7.000% due 02/01/2031 .......................        1,660,912
               Avalonbay Communities, Inc.
   1,000,000      6.625% due 09/15/2011 .......................          983,666
               Bank of New York Company, Inc.
   3,360,000      6.625% due 06/15/2003 .......................        3,523,403
               BB&T Corporation
   1,650,000      6.375% due 06/30/2005 .......................        1,695,886
               Beckman Coulter, Inc.
     625,000      7.450% due 03/04/2008 .......................          657,282
               BellSouth Telecommunications, Inc.
   1,180,000      6.375% due 06/01/2028 .......................        1,143,312
               BRE Properties, Inc.
   1,125,000      7.125% due 02/15/2013 .......................        1,101,553
               British Sky Broadcasting Group Plc
     525,000      8.200% due 07/15/2009 .......................          541,216
               Burlington North Santa Fe (L)
   1,250,000      6.750% due 07/15/2011 .......................        1,283,699
               Cabot Industrial Properties
   1,175,000      7.125% due 05/01/2004 .......................        1,228,326
               Caterpillar Financial Services
   2,000,000      6.090% due 03/01/2004 .......................        2,096,358
               Coca-Cola Enterprises, Inc.
   1,750,000      6.125% due 08/15/2011 .......................        1,764,175
               Conoco Funding Company
   1,375,000      5.450% due 10/15/2006 .......................        1,376,965
               Consolidated Natural Gas Company
   1,050,000      6.850% due 04/15/2011 .......................        1,070,162
               Cox Communications, Inc.
     730,000      6.400% due 08/01/2008 .......................          734,953
               Cox Radio, Inc.
     725,000      6.625% due 02/15/2006 .......................          736,543

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
     Principal                                                            Value
      Amount+                                                           (Note 2)
--------------------------------------------------------------------------------
CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
               CSC Holdings, Inc.
     400,000      8.125% due 08/15/2009 .......................      $   411,500
               Delphi Automotive Systems Corporation
   1,800,000      6.125% due 05/01/2004 .......................        1,833,149
               Domtar, Inc.
     500,000      9.500% due 08/01/2016 .......................          579,375
               Donohue Forest Products
     700,000      7.625% due 05/15/2007 .......................          730,641
               Dow Chemical Company
   2,250,000      7.375% due 11/01/2029 .......................        2,491,099
               Duke Realty LP
     335,000      6.875% due 03/15/2005 .......................          353,274
   1,265,000      7.050% due 03/01/2006 .......................        1,318,384
     350,000      6.950% due 03/15/2011 .......................          352,026
               EdperBrascan Corporation
   1,200,000      7.125% due 12/16/2003 .......................        1,218,391
               EOP Operating LP
   3,150,000      6.500% due 06/15/2004 .......................        3,275,269
     300,000      6.763% due 06/15/2007 .......................          305,647
   1,600,000      6.800% due 01/15/2009 .......................        1,606,445
               ERP Operating LP (L)
     700,000      6.950% due 03/02/2011 .......................          710,864
               Federal Express Corporation
   2,135,540      6.720% due 01/15/2022 .......................        2,080,935
               Firstar Bank
   1,950,000      7.125% due 12/01/2009 .......................        2,052,416
               Ford Motor Credit Company
     840,000      7.600% due 08/01/2005 .......................          862,931
   3,875,000      6.875% due 02/01/2006 .......................        3,883,986
   2,410,000      5.800% due 01/12/2009 .......................        2,196,137
               General Motors Acceptance Corporation
   1,570,000      5.850% due 01/14/2009 .......................        1,477,624
               General Motors Corporation
   1,475,000      7.200% due 01/15/2011 .......................        1,480,157
     615,000      8.800% due 03/01/2021 .......................          669,584
               Georgia Power Company
   1,400,000      6.200% due 02/01/2006 .......................        1,435,021
               GS Escrow Corporation
     300,000      7.125% due 08/01/2005 .......................          301,167
               HCA-- The Healthcare Company
     350,000      8.750% due 09/01/2010 .......................          379,750
               Household Finance Corporation
   2,490,000      5.875% due 09/25/2004 .......................        2,559,491
               Ingersoll-Rand Company
   2,275,000      6.443% due 11/15/2027 .......................        2,320,018
               International Business Machines Corporation
     700,000      6.220% due 08/01/2027 .......................          732,542
               International Flavors + Fragrances, Inc.
   1,125,000      6.450% due 05/15/2006 .......................        1,138,814
               International Lease Finance Corporation
   2,000,000      5.950% due 06/06/2005 .......................        2,037,452
               International Paper Company
   1,070,000      6.500% due 11/15/2007 .......................        1,076,109
     475,000      6.750% due 09/01/2011 .......................          481,161

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
     Principal                                                            Value
      Amount+                                                           (Note 2)
--------------------------------------------------------------------------------
CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
               Kellogg Company
     725,000      7.450% due 04/01/2031 .......................      $   780,660
               KeySpan Corporation
   1,000,000      7.875% due 02/01/2010 .......................        1,095,599
               Lear Corporation
     325,000      7.960% due 05/15/2005 .......................          329,830
               Liberty Media Corporation
     600,000       8.250% due 02/01/2030 ......................          569,024
               Lilly Industries, Inc.
     300,000      7.750% due 12/01/200 ........................          305,244
               May Department Stores Company
     675,000      7.450% due 09/15/2011 .......................          729,834
               Meditrust Companies
     250,000      7.820% due 09/10/2026 .......................          250,000
               Merry Land & Investment Company, Inc.
   3,975,000      6.875% due 11/01/2004 .......................        4,186,251
               National City Corporation
   2,440,000      7.200% due 05/15/2005 .......................        2,616,976
   3,250,000      6.875% due 05/15/2019 .......................        3,189,345
               National Westminster Bank Plc
   2,025,000      7.750% due 04/29/2049 .......................        2,150,386
               Nextel Communications, Inc., Class A
     100,000      9.500% due 02/01/2011 .......................           78,250
               Niagara Mohawk Holdings, Inc.
     750,000      8.500% due 07/01/2010** .....................          706,875
               Nordbanken AB
     600,000      8.950% due 11/29/2049++ .....................          672,741
               Norfolk Southern Corporation
   1,390,000      7.050% due 05/01/2037 .......................        1,476,611
               NVR, Inc.
     525,000      8.000% due 06/01/2005 .......................          532,219
               Occidental Petroleum
     400,000      8.450% due 02/15/2029 .......................          454,241
               PACCAR Financial Corporation
   2,475,000      6.920% due 08/15/2003 .......................        2,585,902
               Pacific Bell
   1,120,000      6.625% due 11/01/2009 .......................        1,156,940
               Pinnacle Partners
     550,000      8.830% due 08/15/2004++  ....................          530,466
               PNC Funding Corporation
   3,050,000      6.125% due 09/01/2003 .......................        3,166,074
   3,480,000      6.125% due 02/15/2009 .......................        3,472,960
               ProLogis Trust
   1,025,000      7.000% due 10/01/2003 .......................        1,071,120
               Pulte Homes, Inc.
     400,000      7.875% due 08/01/2011++ .....................          397,094
               Simon Property Group, Inc.
   1,400,000      6.375% due 11/15/2007 .......................        1,371,240
               Sprint Capital Corporation
   1,500,000      6.000% due 01/15/2007++ .....................        1,490,920
   2,000,000      6.875% due 11/15/2028 .......................        1,843,406
               St. George Bank Ltd.
   1,100,000      7.150% due 10/15/2005++ .....................        1,166,455

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
     Principal                                                            Value
      Amount+                                                           (Note 2)
--------------------------------------------------------------------------------
CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
               Stora Enso Oyj
     225,000      7.375% due 05/15/2011 .......................      $   237,782
               SunTrust Banks, Inc.
     845,000      6.125% due 02/15/2004 .......................          881,879
   2,000,000      6.375% due 04/01/2011 .......................        2,034,308
               TELUS Corporation
   1,000,000      8.000% due 06/01/2011 .......................        1,062,935
               Tembec Industries, Inc.
     175,000      8.500% due 02/01/2011 .......................          182,000
               Tenet Healthcare Corporation
   1,200,000      6.375% due 11/15/2006++ .....................        1,174,973
               Tricon Global Restaurants, Inc.
     500,000      7.450% due 05/15/2005 .......................          510,000
               TRW, Inc.
     595,000      6.625% due 06/01/2004 .......................          607,548
               Tyco International Ltd.
   1,300,000      6.375% due 02/15/2006 .......................        1,328,927
               United Parcel Service, Inc.
   1,090,000      8.375% due 04/01/2030 .......................        1,325,329
               USAA Capital Corporation
   2,500,000      5.591% due 12/20/2006++ .....................        2,520,870
               Verizon Global Funding Corporation
   1,125,000      7.750% due 12/01/2030 .......................        1,255,963
               Viacom, Inc.
   1,105,000      6.400% due 01/30/2006 .......................        1,141,104
               Washington Mutual, Inc.
   1,825,000      7.500% due 08/15/2006 .......................        1,971,745
               Waste Management, Inc.
     225,000      6.875% due 05/15/2009 .......................          226,988
     700,000      7.375% due 08/01/2010 .......................          716,890
               Westvaco Corporation
     200,000      8.200% due 01/15/2030 .......................          212,728
      75,000      7.950% due 02/15/2031 .......................           77,191
               WorldCom, Inc. (L)
   1,900,000      8.000% due 05/15/2006 .......................        2,024,370
   1,135,000      6.500% due 04/15/2010 .......................        1,085,121
   1,515,000      6.950% due 08/15/2028 .......................        1,372,863
   1,420,000      8.250% due 05/15/2031 .......................        1,505,311
                                                                     -----------
               Total Corporate Fixed Income Securities
                  (Cost $135,614,489) .........................      139,467,111
                                                                     -----------
MORTGAGE BACKED SECURITIES -- 35.4%
               FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 4.8%
         403      8.000% due 05/01/2006                                      422
   3,496,000      6.000% due 01/15/2015                                3,539,001
   2,305,000      6.000% due 03/15/2016                                2,336,809
     471,334      7.500% due 12/01/2026                                  490,040
   5,000,000      6.000% due 11/15/2027                                4,979,773
   2,250,000      6.000% due 12/15/2027                                2,244,227
   7,739,824      6.000% due 11/01/2031                                7,589,233
   5,218,074      6.000% due 12/01/2031                                5,114,694
                                                                     -----------
                                                                      26,294,199
                                                                     -----------

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
     Principal                                                            Value
      Amount+                                                           (Note 2)
--------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES -- (CONTINUED)
               FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 29.7%
   3,250,000     0.000% due 01/14/2002*** .....................       $3,248,190
   3,185,699     7.280% due 10/01/2003 ........................        3,333,038
   2,448,674     6.905% due 11/01/2003 ........................        2,558,100
   3,839,453     6.880% due 02/01/2004 ........................        4,019,427
  11,440,000     5.125% due 02/13/2004 ........................       11,836,190
  15,325,000     4.750% due 03/15/2004 ........................       15,785,654
  11,870,000     5.625% due 05/14/2004 ........................       12,458,455
         191     8.000% due 08/01/2004 ........................              194
   2,299,771     7.305% due 05/01/2007 ........................        2,485,191
   2,313,558     7.740% due 06/01/2007 ........................        2,541,299
   2,000,000     6.500% due 11/25/2007 ........................        2,068,840
   3,680,000     6.500% due 01/25/2008 ........................        3,811,008
   1,473,131     7.010% due 11/01/2008 ........................        1,573,451
   4,292,460     6.140% due 04/01/2009 ........................        4,405,137
   2,540,335     6.150% due 02/01/2011 ........................        2,576,916
   2,440,000     7.000% due 07/18/2012 ........................        2,541,154
   2,810,000     6.000% due 04/25/2015 ........................        2,814,046
   4,815,000     5.500% due 12/01/2016 ........................        4,739,766
   3,944,999     6.000% due 12/01/2016 ........................        3,958,290
   1,500,000     6.500% due 01/25/2023 ........................        1,571,225
   4,115,000     6.000% due 12/25/2024 ........................        4,142,282
   3,635,000     6.000% due 02/25/2025 ........................        3,661,542
     944,730     7.500% due 05/01/2027 ........................          981,339
   6,301,819     6.500% due 04/01/2029 ........................        6,334,090
   2,380,954     7.500% due 04/01/2029 ........................        2,477,680
     572,389     6.500% due 05/01/2029 ........................          575,072
     118,960     6.500% due 06/01/2029 ........................          119,517
     139,043     6.500% due 08/01/2029 ........................          139,694
   3,285,014     7.000% due 08/01/2029 ........................        3,353,794
     237,516     7.500% due 08/01/2029 ........................          245,829
      69,353     7.500% due 09/01/2029 ........................           71,781
     763,701     7.000% due 10/01/2029 ........................          779,961
   1,238,108     7.500% due 10/01/2029 ........................        1,281,442
   3,172,207     7.500% due 01/01/2030 ........................        3,283,234
   1,918,798     7.500% due 02/01/2030 ........................        1,984,075
   1,018,508     7.500% due 03/01/2030 ........................        1,052,564
     431,391     7.500% due 04/01/2030 ........................          445,816
   1,903,543     7.500% due 07/01/2030 ........................        1,980,875
   1,416,467     8.000% due 11/01/2030 ........................        1,494,373
     791,590     7.500% due 12/01/2030 ........................          818,059
   2,632,467     7.500% due 01/01/2031 ........................        2,720,490
     585,228     7.500% due 03/01/2031 ........................          604,796
   8,534,118     6.000% due 04/01/2031 ........................        8,358,102
   5,768,025     6.500% due 05/01/2031 ........................        5,778,840
   3,241,097     6.500% due 06/01/2031 ........................        3,247,175
   6,018,541     7.500% due 06/01/2031 ........................        6,219,786
   5,435,884     6.000% due 07/01/2031 ........................        5,323,769
   1,602,289     6.500% due 07/01/2031 ........................        1,605,293
   2,672,258     7.500% due 07/01/2031 ........................        2,759,106
     849,711     7.500% due 08/01/2031 ........................          877,327
      13,178     7.000% due 09/01/2031 ........................           13,446
                                                                     -----------
                                                                     161,056,720
                                                                     -----------

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
     Principal                                                            Value
      Amount+                                                           (Note 2)
--------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES -- (CONTINUED)
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 0.9%
      53,249     8.000% due 07/15/2029 ........................      $    55,845
   1,067,347     7.500% due 08/15/2029 ........................        1,107,372
     546,011     8.000% due 05/15/2030 ........................          571,605
     925,455     8.000% due 08/15/2030 ........................          968,836
   1,713,326     7.500% due 09/15/2030 ........................        1,773,827
     548,220     8.000% due 05/15/2030 ........................          567,236
                                                                     -----------
                                                                       5,044,721
                                                                     -----------
               Total Mortgage Backed Securities
                  (Cost $190,962,040) ...........................    192,395,640
                                                                     -----------
ASSET-BACKED SECURITIES -- 7.1%
               Bear Stearns Mortgage Securities, Inc.
      72,540      6.750% due 04/30/2030 .......................           72,810
               COMM Series 2000, Class A
   3,072,817      7.206% due 08/15/2033 .......................        3,265,343
               COMM Series 2000, Class A2 .....................        2,365,000
                  7.416% due 08/15/2033 .......................        2,540,923
               Consumer Funding LLC, Class A4
   2,200,000      4.980% due 04/20/2012 .......................        2,093,080
               DLJ Commercial Mortgage Corporation, Class A1B
   3,500,000      7.340% due 10/10/2032 .......................        3,745,169
               Fannie Mae Grantor Trust, Class A2
   2,885,000      7.500% due 08/25/2041 .......................        2,987,071
               Master Asset Securitization Trust, Class A1
   2,630,000      6.000% due 12/27/2016 .......................        2,655,695
               MBNA Master Credit Card Trust
   2,665,000      2.046% due 02/15/2006 .......................        2,668,598
   2,665,000      1.970% due 02/15/2008 .......................        2,664,928
               Merrill Lynch Mortgage Investors, Inc.
   2,450,000      6.960% due 11/21/2028 .......................        2,456,337
               Morgan Stanley Capital Investors, Inc.
   3,615,000      6.480% due 06/03/2030 .......................        3,737,228
       8,901      4.570% due 12/18/2032 .......................            8,804
   2,000,000      6.170% due 10/03/2034 .......................        2,023,418
               Mortgage Capital Funding, Inc.
   1,500,000      7.117% due 11/20/2027 .......................        1,539,470
               Paine Webber Mortgage Acceptance Corporation
   1,265,000      6.820% due 06/15/2032 .......................        1,322,849
               Residential Asset Mortgage Products, Inc.
   2,535,000      3.760% due 02/25/2023 .......................        2,529,304
               Saxon Asset Securities Trust, Class AF4
   2,000,000      8.234% due 03/25/2024 .......................        2,110,650
                                                                     -----------
               Total Asset-Backed Securities
                  (Cost $38,256,128) ..........................       38,421,677
                                                                     -----------
U.S. TREASURY OBLIGATIONS -- 13.6%
               U.S. TREASURY BONDS -- 8.9%
  13,695,000      6.250% due 08/15/2023 (L) ...................       14,501,731
   5,440,000      5.250% due 11/15/2028 (L) ...................        5,097,030
  26,405,000      6.250% due 05/15/2030 (L) ...................       28,611,270
                                                                     -----------
                                                                      48,210,031
                                                                     -----------

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
     Principal                                                            Value
      Amount+                                                           (Note 2)
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS -- (CONTINUED)
               U.S. TREASURY INFLATION INDEX NOTES -- 0.5%
   2,595,000      3.375% due 01/15/2007 (L) ...................      $ 2,923,174
                                                                     -----------
               U.S. TREASURY NOTES -- 4.2%
     800,000      5.875% due 11/15/2004 (L) ...................          847,313
  15,015,000      7.000% due 07/15/2006 (L) ...................       16,640,854
   5,010,000      6.000% due 08/15/2009 (L) ...................        5,342,504
                                                                     -----------
                                                                      22,830,671
                                                                     -----------
               Total U.S. Treasury Obligations
                  (Cost $75,662,076) ..........................       73,963,876
                                                                     -----------
     Shares
   ---------
CLOSED END INVESTMENT COMPANIES -- 3.4%
     170,000   Aberdeen Asia-Pacific Income Fund, Inc. ........          652,800
      47,500   Aberdeen Commonwealth Income Fund, Inc. ........          409,925
     372,400   BlackRock North American Government
                 Income Trust, Inc. ...........................        3,694,208
     220,300   BlackRock Strategic Term Trust, Inc. ...........        2,145,722
      37,300   Dresdner RCM Global Strategic Income Fund ......          243,569
     602,700   Hyperion 2002 Term Trust, Inc. .................        5,864,271
     415,500   MFS Government Markets Income Trust ............        2,696,595
     244,800   TCW/DW Term Trust 2003 .........................        2,616,912
                                                                     -----------
               Total Closed End Investment Companies
                  (Cost $16,175,002) ..........................       18,324,002
                                                                     -----------
PREFERRED STOCK -- 0.3%
      14,000   Equity Office Properties Trust .................          641,200
      38,000   Golden State Bancorp ...........................          949,620
                                                                     -----------
               Total Preferred Stock
                  (Cost $1,642,850) ...........................        1,590,820
                                                                     -----------
   Principal
    Amount
   ----------
REPURCHASE AGREEMENT -- 13.6%
 $58,563,000   Agreement with State Street Bank, 1.55% to be
                  repurchased at $58,568,043 on 01/02/2002,
                  collateralized by $60,875,000 Federal National
                  Mortgage Association 6.715% due 11/01/2003,
                  market value $5,617,477; collateralized by
                  $80,000 Federal National Mortgage Association
                  3.300% due 10/10/2003, market value $80,689 ...     58,563,000

  15,307,000   Agreement with State Street Bank, 1.55% to be
                  repurchased at $15,308,318 on 01/02/2002,
                  collateralized by $15,935,000 Federal
                  National Mortgage Association 7.500% due
                  07/01/2031, market value $15,616,300 ...........    15,307,000
                                                                     -----------
               Total Repurchase Agreements
                  (Cost $73,870,000) ............................     73,870,000
                                                                     -----------

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                                     NEW COVENANT INCOME FUND
                                   DECEMBER 31, 2001 (UNAUDITED)

---------------------------------------------------------------------------------------------------------
     Number of                                                     Expiration     Strike         Value
     Contracts                                                        Date         Price       (Note 2)
     ---------                                                     ----------     ------       --------
---------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS -- 0.0%#
               PUT OPTIONS PURCHASED -- 0.0%#
      89,000      10 Year U.S. Treasury Note Put .............     12/31/2035        100     $          1
                                                                                             ------------
               Total Options Purchased
                  (Cost $14,254) .......................................................                1
                                                                                             ------------
TOTAL INVESTMENTS
(Cost $ 532,182,585) ........................................................       99.1%    $538,033,127
                                                                                  ------     ------------
WRITTEN OPTIONS -- 0.0%#
               PUT OPTIONS WRITTEN -- 0.0%#
         114      Federal Home Mortgage Association ..........     01/01/2035        100                0
                                                                                             ------------
               Total Put Options Written
                  (Premiums $14,250) ...................................................                0
                                                                                             ------------
               Total Written Options
                  (Premiums $14,250) ...................................................                0
                                                                                             ------------
OTHER ASSETS AND LIABILITIES (NET) ..........................................        0.9%       4,525,007
                                                                                  ------     ------------
NET ASSETS ..................................................................      100.0%    $542,558,134
                                                                                  ======     ============

----------------------------
+ Principal amount is stated in the currency of the country in which the security is denominated.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2001, the value of these securities amounted to $7,953,519 or 1.47% of net assets.
** Zero coupon security as of December 31, 2001. The coupon shown is the step-up rate.
*** Zero Coupon Bond.
#   Amount represents less than 0.1%.
(a) Variable Rate Security. The interest rate shown reflects the rate in effect at December 31, 2001.
(b) Floating Note.
(L) Securities in whole or in part on loan at December 31, 2001.

ABBREVIATIONS:

ADR -- American Depository Receipt
GDR -- Global Depository Receipt

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                        NEW COVENANT BALANCED GROWTH FUND
                          DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                          Value
      Shares                                                            (Note 2)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 89.0%
   5,931,694   New Covenant Growth Fund ........................   $162,706,357
   4,084,691   New Covenant Income Fund ........................    103,138,436
                                                                   ------------
               Total Investment Companies
                  (Cost $291,021,665) ..........................    265,844,793
                                                                   ------------
     Principal
      Amount
  --------------
REPURCHASE AGREEMENT -- 11.0% (Cost $32,839,000)
 $32,839,000   Agreement with State Street Bank, 1.55% to be
                  repurchased at $32,841,828 on 01/02/2002,
                  collateralized by $34,180,000 Federal National
                  Mortgage Association 6.820% due 11/01/2029,
                  market value $33,496,400 .....................     32,839,000
                                                                   ------------
TOTAL INVESTMENTS
 (Cost $323,860,665) .................................    100.0%   $298,683,793
OTHER ASSETS AND LIABILITIES (NET) ...................      0.0%        (33,781)
                                                          -----    ------------
NET ASSETS ...........................................    100.0%   $298,650,012
                                                          =====    ============

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                       NEW COVENANT BALANCED INCOME FUND
                         DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                          Value
      Shares                                                            (Note 2)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 93.4%
   1,402,393   New Covenant Growth Fund ..............              $ 38,467,631
   2,733,779   New Covenant Income Fund ..............                69,027,915
                                                                    ------------
               Total Investment Companies
                  (Cost $113,037,248) ................               107,495,546
                                                                    ------------
     Principal
      Amount
  --------------
REPURCHASE AGREEMENT -- 6.6% (Cost $7,663,000)
  $7,663,000      Agreement with State Street Bank, 1.55% to be
                  repurchased at $7,663,660 on 01/02/2002,
                  collateralized by $7,980,000 Federal National
                  Mortgage Association 7.000% due 08/01/2031,
                  market value $7,820,000 .....................        7,663,000
                                                                    ------------
TOTAL INVESTMENTS
  (Cost $120,700,248) ................................    100.0%    $115,158,546
OTHER ASSETS AND LIABILITIES (NET) ...................      0.0%        (19,460)
                                                          -----     ------------
NET ASSETS ...........................................    100.0%    $115,139,086
                                                          ====      ============

              See accompanying notes to financial statements.

                                            STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                          DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 NEW COVENANT     NEW COVENANT
                                                NEW COVENANT     NEW COVENANT        BALANCED         BALANCED
                                                 GROWTH FUND      INCOME FUND     GROWTH FUND      INCOME FUND
--------------------------------------------------------------------------------------------------------------
ASSETS:
    Investments, at value (Note 2)              $749,350,510     $538,033,127    $298,683,793     $115,158,546
    Foreign currency, at value
       (Cost $934,722, $3,438, $0 and $0,
       respectively) ........................        916,060            3,651              --               --
    Cash ....................................         (8,159)        (448,498)            940              666
    Unrealized appreciation on foreign
       exchange contracts ...................             --                2              --               --
    Receivable for investments sold .........      1,142,880        3,169,150              --               --
    Receivable for fund shares sold .........             --          349,330              --               --
    Dividends and interest receivable .......        598,761        5,603,694           2,828              660
                                                ------------    -------------    ------------    -------------
    Total Assets ............................    752,000,052      546,710,456     298,687,561      115,159,872
                                                ------------    -------------    ------------    -------------
LIABILITIES:
    Foreign currency, at value
       (Cost $0) ............................             --          131,820              --               --
    Unrealized depreciation on foreign
       exchange contracts ...................          2,710               --              --               --
    Payable for securities purchased ........      1,332,858        3,263,203              --               --
    Advisory fee payable ....................        654,260          374,443              --               --
    Other accrued expenses and liabilities ..         82,796          382,856          37,549           20,786
                                                ------------    -------------    ------------    -------------
    Total Liabilities .......................      2,072,624        4,152,322          37,549           20,786
                                                ------------    -------------    ------------    -------------
NET ASSETS ..................................   $749,927,428     $542,558,134    $298,650,012     $115,139,086
                                                ============    =============    ============    =============
Investments, at Identified Cost .............   $795,341,714     $532,182,585    $323,860,665     $120,700,248
                                                ============    =============    ============    =============
NET ASSETS CONSIST OF:
    Paid-in capital .........................    869,965,703      542,540,388     328,589,546      121,447,056
    Undistributed / (distributions
       in excess of) net investment income ..     (3,678,026)         997,734      27,269,068        5,716,755
    Accumulated net realized loss
       on investments and foreign
       currency transactions ................    (70,347,672)      (6,691,841)    (32,031,730)     (6,483,023)
    Net unrealized appreciation /
       (depreciation) on investments
       and foreign currency transactions ....    (46,012,577)       5,711,853     (25,176,872)      (5,541,702)
                                                ------------    -------------    ------------    -------------
    Total Net Assets ........................   $749,927,428     $542,558,134    $298,650,012     $115,139,086
                                                ============    =============    ============    =============
NET ASSET VALUE, offering price
       and redemption price per share of
       beneficial interest outstanding ......   $      27.43     $      25.25    $      72.18     $      17.72
                                                ============    =============    ============    =============
    Number of Portfolio shares outstanding ..     27,341,446       21,488,691       4,137,594        6,497,227
                                                ============    =============    ============    =============

                 See accompanying notes to financial statements.

                                                                              25

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
                                   (UNAUDITED)
--------------------------------------------------------------------------------------------------------------
                                                                                 NEW COVENANT     NEW COVENANT
                                                NEW COVENANT     NEW COVENANT        BALANCED         BALANCED
                                                 GROWTH FUND      INCOME FUND     GROWTH FUND      INCOME FUND
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividends (net of foreign taxes
       withheld of $48,764, $0, $0,
       and $0 respectively) .................     $4,248,266      $   483,999      $1,586,776      $   950,679
    Interest ................................        409,448       16,280,546       1,981,887        1,049,467
                                                  ----------      -----------      ----------      -----------
    Total Investment Income .................      4,657,714       16,764,545       3,568,663        2,000,146
                                                  ----------      -----------      ----------      -----------
EXPENSES:
    Investment advisory fees (Note 3) .......      3,765,619        2,184,598              --               --
    Administration fees .....................         55,823           40,347          22,533            8,171
    Accounting and custody fees .............        202,995          102,008           4,568            4,568
    Legal and audit fees ....................         32,988           22,533          12,941            4,744
    Transfer agent fees .....................         28,165           27,482          96,426           47,197
    Directors' expenses .....................          1,902            1,383             774              292
    Registration fees .......................          9,134            8,628          12,180            8,121
    Shareholder report expenses .............         13,195            9,338           5,329            2,030
    Insurance expense .......................          7,642           (1,802)          2,884            1,051
    Miscellaneous expenses ..................          2,030            1,319             811              343
                                                  ----------      -----------      ----------      -----------
    Total expenses ..........................      4,119,493        2,395,834         158,446           76,517
                                                  ----------      -----------      ----------      -----------
    NET INVESTMENT INCOME ...................        538,221       14,368,711       3,410,217        1,923,629
                                                  ----------      -----------      ----------      -----------
NET REALIZED AND UNREALIZED
    GAIN / (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCY TRANSACTIONS:
    Net realized gain / (loss) on:
       Investments ..........................    (46,050,945)       3,997,284              --               --
       Foreign currency transactions ........     (4,181,282)         116,141              --               --
       Realized gains received from
          underlying funds ..................             --               --      (3,708,494)        (173,161)
                                                ------------      -----------     -----------      -----------
    Net realized gain / (loss) on
       investments and foreign currency .....    (50,232,227)       4,113,425      (3,708,494)        (173,161)
                                                ------------      -----------     -----------      -----------
    Net change in unrealized appreciation /
       (depreciation) of investments and
       foreign currency transactions ........      1,774,853        5,018,590      (6,241,208)      (1,123,742)
                                                ------------      -----------     -----------      -----------
    Net realized and unrealized gain /(loss)
       on investments and foreign
       currency transactions ................    (48,457,374)       9,123,015      (9,949,702)      (1,296,903)
                                                ------------      -----------     -----------      -----------
 NET INCREASE / (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS ..........................   $(47,919,153)     $23,500,726     $(6,539,485)     $   626,726
                                                ============      ===========     ===========      ===========

                 See accompanying notes to financial statements.

26

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
--------------------------------------------------------------------------------------------------------------
                                                      NEW COVENANT                      NEW COVENANT
                                                      GROWTH FUND                       INCOME FUND
--------------------------------------------------------------------------------------------------------------
                                                FOR THE                           FOR THE
                                            SIX MONTHS ENDED     FOR THE      SIX MONTHS ENDED     FOR THE
                                            DECEMBER 31, 2001   YEAR ENDED   DECEMBER 31, 2001    YEAR ENDED
                                                (UNAUDITED)    JUNE 30, 2001    (UNAUDITED)      JUNE 30, 2001
                                               ------------    -------------    ------------     -------------
OPERATIONS:
    Net investment income ...................   $    538,221     $  1,621,452    $ 14,368,711      $35,051,430
    Net realized gain / (loss) on investments
       and foreign currency transactions ....    (50,232,227)      39,947,841       4,113,425        6,133,394
    Net change in unrealized appreciation /
       (depreciation) of investments and
       foreign currency transactions ........      1,774,853     (152,825,415)      5,018,590       16,418,238
                                                ------------    -------------    ------------     ------------
    Net increase / (decrease) in net assets
       resulting from operations ............    (47,919,153)    (111,256,122)    (23,500,726)      57,603,062
                                                ------------    -------------    ------------     ------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS:
   From net investment income ...............    (3,423,884)               --     (14,173,226)     (34,652,304)
    From net realized gains on investments
       and foreign currency .................             --     (172,543,513)             --               --
                                                ------------    -------------    ------------     ------------
                                                  (3,423,884)    (172,543,513)    (14,173,226)     (34,652,304)
                                                ------------    -------------    ------------     ------------
SHARE TRANSACTIONS:
    Net increase / (decrease) in net assets
       from shares of beneficial interest
       transactions (Note 6) ................    (15,630,842)     195,614,746     (26,055,034)     (35,334,171)
                                                ------------    -------------    ------------     ------------
    Net decrease in net assets ..............    (66,973,879)     (88,184,889)    (16,727,534)     (12,383,413)
                                                ------------    -------------    ------------     ------------
NET ASSETS:
    Beginning of period .....................    816,901,307      905,086,196     559,285,668      571,669,081
                                                ------------    -------------    ------------     ------------
    End of period ...........................   $749,927,428     $816,901,307   $ 542,558,134     $559,285,668
                                                ============    =============   =============     ============

                 See accompanying notes to financial statements.

                                                                              27

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
--------------------------------------------------------------------------------------------------------------
                                                     NEW COVENANT                      NEW COVENANT
                                                  BALANCED GROWTH FUND              BALANCED INCOME FUND
--------------------------------------------------------------------------------------------------------------
                                                 FOR THE                           FOR THE
                                             SIX MONTHS ENDED      FOR THE      SIX MONTHS ENDED     FOR THE
                                             DECEMBER 31, 2001    YEAR ENDED   DECEMBER 31, 2001   YEAR ENDED
                                                (UNAUDITED)      JUNE 30, 2001    (UNAUDITED)     JUNE 30, 2001
                                                ------------     ------------    ------------     ------------
OPERATIONS:
    Net investment income ...................   $  3,410,217     $  8,646,165    $  1,923,629     $  4,730,031
    Net realized gain/ (loss) on investments
       and foreign currency transactions ....     (3,708,494)      40,100,782        (173,161)       8,797,505
    Net change in unrealized depreciation
       of investments and foreign currency
       transactions .........................     (6,241,208)     (59,129,902)     (1,123,742)     (11,001,271)
                                                ------------     ------------    ------------     ------------
    Net increase / (decrease) in net assets
       resulting from operations ............     (6,539,485)     (10,382,955)        626,726        2,526,265
                                                ------------     ------------    ------------     ------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS:
    From net investment income ..............     (3,262,647)     (21,653,142)     (1,923,528)      (7,438,062)
    From net realized gains on investments
       and foreign currency .................    (27,188,168)      (5,531,819)     (5,776,931)      (1,906,142)
                                                ------------     ------------    ------------     ------------
                                                 (30,450,815)     (27,184,961)     (7,700,459)      (9,344,204)
                                                ------------     ------------    ------------     ------------
SHARE TRANSACTIONS:
    Net increase / (decrease) in net assets
       from shares of beneficial interest
       transactions (Note 6) ................     20,767,121        9,209,655       5,694,072       (1,472,022)
                                                ------------     ------------    ------------     ------------
    Net decrease in net assets ..............    (16,223,179)     (28,358,261)     (1,379,661)      (8,289,961
                                                ------------     ------------    ------------     ------------
NET ASSETS:
    Beginning of period .....................    314,873,191      343,231,452     116,518,747      124,808,708
                                                ------------     ------------    ------------     ------------
    End of period ...........................   $298,650,012     $314,873,191    $115,139,086     $116,518,747
                                                ============     ============    ============     ============

                 See accompanying notes to financial statements.

28

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
For a Share outstanding throughout each period.
--------------------------------------------------------------------------------------------------------------
                                                                          NEW COVENANT
                                                                           GROWTH FUND
--------------------------------------------------------------------------------------------------------------
                                                        FOR THE
                                                   SIX MONTHS ENDED           FOR THE              FOR THE
                                                   DECEMBER 31, 2001         YEAR ENDED           YEAR ENDED
                                                      (UNAUDITED)           JUNE 30, 2001        JUNE 30, 2000
                                                     -------------          -------------       --------------
OPERATING PERFORMANCE:
    Net asset value, beginning of period ............    $  29.26             $  42.07                $  40.81**
    Net investment income / (loss) ..................       (0.04)                0.10                    0.15
    Net realized and unrealized gain / (loss) on
     investments and foreign currency transactions ..       (1.73)               (4.86)                   2.49
                                                         --------             --------                --------
    Total from investment operations ................       (1.77)               (4.76)                   2.64
                                                         ========             ========                ========
DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income ............       (0.06)                  --                   (0.30)
    Distributions from net realized gains ...........          --                (8.05)                  (1.08)
                                                         --------             --------                --------
    Total distributions .............................       (0.06)               (8.05)                  (1.38)
                                                         --------             --------                --------
    NET ASSET VALUE, END OF PERIOD ..................    $  27.43             $  29.26                $  42.07
                                                         ========             ========                ========
    Total return++ ..................................       (6.03)%             (12.33)%                  6.38%
                                                         ========             ========                ========
RATIOS TO AVERAGE NET ASSETS
    AND SUPPLEMENTAL DATA:
    Net assets, end of period (in 000's) ............    $749,927             $816,901                $905,086
    Ratio of net investment income to
     average net assets .............................        0.14%                0.20%                   0.37%
    Ratio of operating expenses to
     average net assets .............................        1.09%                1.07%                   1.07%
    Portfolio turnover rate .........................          43%                 142%                    152%
----------------------------
** Represents net asset value of predecessor Common Trust Fund.
++ Total return represents aggregate total return for the period indicated.

                 See accompanying notes to financial statements.

                                                                              29

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
For a Share outstanding throughout each period.
--------------------------------------------------------------------------------------------------------------
                                  NEW COVENANT
                                   INCOME FUND
--------------------------------------------------------------------------------------------------------------
                                                        FOR THE
                                                   SIX MONTHS ENDED           FOR THE              FOR THE
                                                   DECEMBER 31, 2001         YEAR ENDED           YEAR ENDED
                                                      (UNAUDITED)           JUNE 30, 2001        JUNE 30, 2000
                                                     -------------          -------------       -------------
OPERATING PERFORMANCE:
    Net asset value, beginning of period ............    $  24.83             $  23.89                $  24.52**
                                                         --------             --------                --------
    Net investment income / (loss) ..................        0.64                 1.50                    1.47
    Net realized and unrealized gain / (loss) on
     investments and foreign currency transactions ..        0.41                 0.92                   (0.63)
                                                         --------             --------                --------
    Total from investment operations ................        1.05                 2.42                    0.84
                                                         ========             ========                ========
DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income ............       (0.63)               (1.48)                  (1.47)
    Distributions from net realized gains ...........          --                   --                      --
                                                         --------             --------                --------
    Total distributions .............................       (0.63)               (1.48)                  (1.47)
                                                         --------             --------                --------
    NET ASSET VALUE, END OF PERIOD ..................    $  25.25             $  24.83                $  23.89
                                                         ========             ========                ========
    Total return++ ..................................        4.24%               10.31%                   3.55%
                                                         ========             ========                ========
RATIOS TO AVERAGE NET ASSETS
    AND SUPPLEMENTAL DATA:
    Net assets, end of period (in 000's) ............    $542,558             $559,286                $571,669
    Ratio of net investment income to
     average net assets .............................        4.96%                5.99%                   6.12%
    Ratio of operating expenses to
     average net assets .............................        0.83%                0.82%                   0.83%
    Portfolio turnover rate .........................         122%                 191%                    182%
---------------------------
** Represents net asset value of predecessor Common Trust Fund.
++ Total return represents aggregate total return for the period indicated.

30

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
For a Share outstanding throughout each period.
--------------------------------------------------------------------------------------------------------------
                                  NEW COVENANT
                              BALANCED GROWTH FUND
--------------------------------------------------------------------------------------------------------------
                                                        FOR THE
                                                   SIX MONTHS ENDED           FOR THE              FOR THE
                                                   DECEMBER 31, 2001         YEAR ENDED           YEAR ENDED
                                                      (UNAUDITED)           JUNE 30, 2001        JUNE 30, 2000
                                                     -------------          -------------       -------------
OPERATING PERFORMANCE:
    Net asset value, beginning of period ............    $  81.92             $  91.84                $  90.96**
                                                         --------             --------                --------
    Net investment income ...........................        7.49                 2.33                    3.18
    Net realized and unrealized gain / (loss)
     on investments and foreign
     currency transactions ..........................       (9.13)               (5.07)                   1.48
                                                         --------             --------                --------
    Total from investment operations ................       (1.64)               (2.74)                   4.66
                                                         ========             ========                ========
DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income ............       (0.86)               (5.68)                  (3.19)
    Distributions from net realized gains ...........       (7.24)               (1.50)                  (0.59)
                                                         --------             --------                --------
    Total distributions .............................       (8.10)               (7.18)                  (3.78)
                                                         --------             --------                --------
    NET ASSET VALUE, END OF PERIOD ..................    $  72.18             $  81.92                $  91.84
                                                         --------             --------                --------
    Total return++ ..................................       (1.96)%              (3.01)%                  5.13%
                                                         ========             ========                ========
RATIOS TO AVERAGE NET ASSETS
    AND SUPPLEMENTAL DATA:
    Net assets, end of period (in 000's) ............     298,650             $314,873                $343,231
    Ratio of net investment income to
     average net assets .............................        2.25%                2.61%                   3.50%
    Ratio of operating expenses to
     average net assets .............................        0.10%                0.09%                   0.10%
    Portfolio turnover rate .........................           5%                  18%                      8%
----------------------------------------------------------------
** Represents net asset value of predecessor Common Trust Fund.
++ Total return represents aggregate total return for the period indicated.

                                                                              31

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                          NEW COVENANT FUNDS

For a Share outstanding throughout each period.

--------------------------------------------------------------------------------------------------------------
                                                    NEW COVENANT
                                                BALANCED INCOME FUND
--------------------------------------------------------------------------------------------------------------
                                                        FOR THE
                                                   SIX MONTHS ENDED           FOR THE              FOR THE
                                                   DECEMBER 31, 2001         YEAR ENDED           YEAR ENDED
                                                      (UNAUDITED)           JUNE 30, 2001        JUNE 30, 2000
                                                     -------------          -------------       -------------
OPERATING PERFORMANCE:
    Net asset value, beginning of period ............    $  18.88             $  20.01                $  20.16**
                                                         --------             --------                --------
    Net investment income ...........................        1.19                 0.78                    0.89
    Net realized and unrealized gain / (loss)
     on investments and foreign
     currency transactions ..........................       (1.10)               (0.38)                  (0.02)
                                                         --------             --------                --------
    Total from investment operations ................        0.09                 0.40                    0.87
                                                         ========             ========                ========
DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income ............       (0.31)               (1.22)                  (0.89)
    Distributions from net realized gains ...........       (0.94)               (0.31)                  (0.13)
                                                         --------             --------                --------
    Total distributions .............................       (1.25)               (1.53)                  (1.02)
                                                         --------             --------                --------
    NET ASSET VALUE, END OF PERIOD ..................    $  17.72             $  18.88                $  20.01
                                                         ========             ========                ========
    Total return++ ..................................        0.53%                2.08%                   4.40%
                                                         ========             ========                ========
RATIOS TO AVERAGE NET ASSETS
    AND SUPPLEMENTAL DATA:
    Net assets, end of period (in 000's) ............    $115,139             $116,519                $124,809
    Ratio of net investment income to
     average net assets .............................        3.31%                3.88%                   4.46%
    Ratio of operating expenses to
     average net assets .............................        0.13%                0.12%                   0.14%
    Portfolio turnover rate .........................           2%                  20%                     12%

----------------------------------------------------------------
** Represents net asset value of predecessor Common Trust Fund.
++ Total return represents aggregate total return for the period indicated.

                See accompanying notes to financial statements.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                          DECEMBER 31, 2001 (UNAUDITED)

1.  ORGANIZATION
New Covenant Funds (the "Trust"), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund ("Growth Fund"), New Covenant Income Fund ("Income Fund"), New Covenant Balanced Growth Fund ("Balanced Growth Fund") and New Covenant Balanced Income Fund ("Balanced Income Fund"), (individually, a "Fund", and collectively, the "Funds"). The Funds commenced investment operations on July 1, 1999. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds' investment adviser is the NCF Investment Department of New Covenant Trust Company, N.A. (the "Adviser").

The objectives of the Funds are as follows:

GROWTH FUND            Long-term capital appreciation. Dividend income, if any,
                       will be incidental.

INCOME FUND            High level of current income with preservation of
                       capital.

BALANCED GROWTH FUND   Produce capital appreciation with less risk than would
                       be present in a portfolio of only common stocks.

BALANCED INCOME FUND   Produce current income and long-term growth of capital.

2.  SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

PORTFOLIO VALUATION: Generally, a Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by, or under the direction of, the Board of Trustees. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ National Market System, will be valued at the last sale price on valuation day, or if no sale occurs, at the last bid price. Valuations may also be obtained from pricing services when such prices are believed to reflect fair market value. Securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Short-term notes are valued at cost. Corporate bonds, municipal bonds, receivables and portfolio securities not currently quoted as indicated above, and other assets will be valued at fair value as determined in good faith by the Board of Trustees.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Trust's Board of Trustees. All securities and

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                          DECEMBER 31, 2001 (UNAUDITED)

other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars last quoted on a valuation date by any recognized dealer.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date, if the ex-dividend date has passed.

OPTIONS: The Income Fund may purchase or write options which are traded over the counter to hedge fluctuation risks in the prices of certain securities. When a Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by a Fund for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Fund is subject to the risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments.

Transactions in options written during the six months ended December 31, 2001 for the Income Fund were as follows:

                                                       Number of       Premiums
                                                       Contracts       Received
                                                       ----------      --------
Options written outstanding at June 30, 2001 ........     13,660       $113,471
Options written during the period ...................     10,274        236,491
Options terminated in closing purchase transactions .    (17,620)      (290,399)
Options expired during the period ...................     (6,200)       (45,313)
                                                         -------       --------
Options written outstanding at December 31, 2001 ....        114       $ 14,250
                                                         =======       ========

The following written options were outstanding at December 31, 2001:
                     Number of    Exercise      Expiration     Net Appreciation/
  Description        Contracts      Price          Date         (Depreciation)
  -----------       ----------    ---------     ----------      ----------------
    30 Year FNMA Put   (114)         100       January 2035         $(14,250)
                                                                    --------
                                                                    $(14,250)
                                                                    ========
FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                          DECEMBER 31, 2001 (UNAUDITED)

FORWARD FOREIGN CURRENCY CONTRACTS: Certain of the Funds enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains or losses at the time forward contracts are extinguished.

LOANS OF PORTFOLIO SECURITIES: New Covenant Growth and New Covenant Income Funds loaned securities during the period to certain brokers, with the Funds' custodian acting as lending agent. Upon such loans, the Funds receive collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees, which are included in interest income in the Statement of Operations. On a daily basis, the Funds monitor the market value of securities loaned and maintain collateral against the securities loaned in an amount not less than the value of the securities loaned. The Funds may receive collateral in the form of cash or other eligible securities. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to changes in the value of collateral or the loaned securities.

The value of loaned securities and related collateral outstanding at December 31, 2001, was as follows:

                                        VALUE OF                  VALUE OF
           FUND                     SECURITIES LOANED            COLLATERAL
          ------                    -----------------           ------------
          Growth Fund                  $ 23,450,801             $ 24,337,872
          Income Fund                   101,654,675              103,718,588

REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with a bank, broker-dealer or other financial institution, which are secured by obligations of the U.S. government. Each repurchase agreement is at least 100% collateralized and marked to market. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to certain costs, losses or delays.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income of all Funds are declared and paid at least annually. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually. Interest and dividend payments will normally be distributed as income dividends on a quarterly basis for each of the Funds.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Fund.

FEDERAL INCOME TAXES: It is the Funds' intention to qualify annually as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for federal income tax has been made.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                          DECEMBER 31, 2001 (UNAUDITED)

3.  INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with the Adviser. Under the agreement, the Adviser is responsible for managing the Funds' investments as well as furnishing the Funds with certain administrative services. The Growth Fund pays the Adviser a monthly fee at the annual rate of 0.99% of the Growth Fund's average daily net assets and the Income Fund pays the Adviser a monthly fee at the annual rate of 0.75% of the value of the Income Fund's average daily net assets. The Adviser does not receive advisory fees for the Balanced Growth and Balanced Income Funds. The Adviser has entered into Sub-Advisory Agreements with various sub-advisers to assist in the selection and management of each Fund's investment securities. It is the responsibility of the sub-advisers, under the direction of the Adviser, to make day-to-day investment decisions for the Funds. The Adviser pays each sub-adviser a fee for their services in managing assets of the Funds. The Adviser pays the sub-advisers' fees directly from its own advisory fees. The sub-advisory fees are based on the assets of the Fund for which a Sub-Adviser is responsible for making investment decisions.

The following are the sub-advisers for the Growth Fund: Capital Guardian Trust Company, NA, Seneca Capital Management, Sound Shore Management, Inc., and Wellington Management Company, LLP.

Tattersall Advisory Group also serves as sub-adviser to the Income Fund. Until November 19, 2001, Standish-Mellon Asset Management Company also served as a sub-adviser to the Income Fund.

The Trust has entered into a Services Agreement with PFPC Inc. ("PFPC"), under which PFPC provides certain transfer agency and administrative services to the Funds. The Trust has entered into an Accounting Services Agreement with PFPC under which PFPC serves as the Trust's accounting agent.

The Trust has a Distribution Agreement with PFPC Distributors Inc. (the "Distributor") under which the Distributor serves as the distributor of the Funds' shares. The Funds do not pay any fees to the Distributor.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                          DECEMBER 31, 2001 (UNAUDITED)

4.  PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the six months ended December 31, 2001 were as follows:
--------------------------------------------------------------------------------
FUND                                              PURCHASES           SALES
--------------------------------------------------------------------------------
Growth Fund ...............................     $312,314,871       $331,051,366
Income Fund ...............................      521,961,535        595,680,565
Balanced Growth Fund ......................       15,532,875         17,620,546
Balanced Income Fund ......................        4,708,623          2,210,712
--------------------------------------------------------------------------------
The cost of purchases and proceeds from sales of long-term U.S. Government securities for the six months ended December 31, 2001 were as follows:
--------------------------------------------------------------------------------
FUND                                              PURCHASES           SALES
--------------------------------------------------------------------------------
Income Fund ...............................     $132,650,168        $144,424,901
--------------------------------------------------------------------------------
At December 31, 2001, the aggregate cost of investments, gross unrealized appreciation and depreciation and net unrealized appreciation/(depreciation) for federal tax purposes was as follows:
--------------------------------------------------------------------------------
                                          GROSS        GROSS      NET UNREALIZED
                                       UNREALIZED    UNREALIZED    APPRECIATION/
FUND                       COST       APPRECIATION  DEPRECIATION  (DEPRECIATION)
--------------------------------------------------------------------------------
Growth Fund ........... $795,341,714   $52,840,374   $98,831,578   $(45,991,204)
Income Fund ...........  532,182,585    10,016,318     4,165,776      5,850,542
Balanced Growth Fund ..  323,860,665     1,376,490    26,553,362    (25,176,872)
Balanced Income Fund ..  120,700,248       684,392     6,226,094     (5,541,702)
--------------------------------------------------------------------------------
5.  FORWARD FOREIGN CURRENCY CONTRACTS
The Income Fund had the following open forward foreign currency contracts and forward foreign cross currency contracts as of December 31, 2001:
--------------------------------------------------------------------------------
                                         SETTLEMENT         NET UNREALIZED
CONTRACTS TO RECEIVE    IN EXCHANGE FOR     DATE     APPRECIATION/(DEPRECIATION)
--------------------------------------------------------------------------------

ARS    1,744,915 ...... USD     928,008    04/17/02       $(664,318)
MXN    2,264,535 ...... USD     139,607    06/23/03          35,348
USD    1,049,150 ...... ARS   1,744,915    04/17/02         523,410
USD      139,607 ...... MXN   2,264,535    06/23/03         (36,621)
--------------------------------------------------------------------------------
                                                         $ (131,137)
================================================================================

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                          DECEMBER 31, 2001 (UNAUDITED)

6.  SHARES OF BENEFICIAL INTEREST
The Trust Instrument authorizes the issuance of an unlimited number of shares for each of the Funds, and each share has a par value of $0.001 per share. Each Fund currently offers a single class of shares. Each issued and outstanding share of each Fund is entitled to participate equally in dividends and distributions declared by such Fund and in the net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

                                                SIX MONTHS ENDED
                                                  DECEMBER 31, 2001                  YEAR ENDED
                                                    (UNAUDITED)                     06/30/2001
--------------------------------------------------------------------------------------------------------------
                                              SHARES          AMOUNT           SHARES         AMOUNT
--------------------------------------------------------------------------------------------------------------
GROWTH FUND:
Sold ....................................      719,419      $21,674,895       4,606,919    $146,627,831
Issued as reinvestment of dividends .....        4,236          115,424       3,990,740     123,912,479
Redeemed ................................   (1,375,562)     (37,421,161)     (2,194,104)    (74,925,564)
--------------------------------------------------------------------------------------------------------------
Net increase/(decrease) .................     (573,907)    $(15,630,842)      6,403,555    $195,614,746
==============================================================================================================
                                                  SIX MONTHS ENDED
                                                  DECEMBER 31, 2001                  YEAR ENDED
                                                     (UNAUDITED)                     06/30/2001
--------------------------------------------------------------------------------------------------------------
                                              SHARES          AMOUNT           SHARES         AMOUNT
--------------------------------------------------------------------------------------------------------------
INCOME FUND:
Sold ....................................      770,139     $ 19,571,765       2,453,849    $ 60,918,445
Issued as reinvestment of dividends .....       26,447          668,286          60,422       1,492,431
Redeemed ................................   (1,828,029)     (46,295,085)     (3,920,723)    (97,745,047)
--------------------------------------------------------------------------------------------------------------
Net increase/(decrease) .................   (1,031,443)    $(26,055,034)     (1,406,452)   $(35,334,171)
==============================================================================================================
                                                  SIX MONTHS ENDED
                                                  DECEMBER 31, 2001                  YEAR ENDED
                                                     (UNAUDITED)                     06/30/2001
--------------------------------------------------------------------------------------------------------------
                                              SHARES          AMOUNT           SHARES         AMOUNT
--------------------------------------------------------------------------------------------------------------
BALANCED GROWTH FUND:
Sold ....................................      152,082     $ 12,009,931         427,093    $ 37,327,078
Issued as reinvestment of dividends .....      397,740       28,719,972         240,875      20,316,785
Redeemed ................................     (255,729)     (19,962,782)       (561,757)    (48,434,208)
--------------------------------------------------------------------------------------------------------------
Net increase/(decrease) .................      294,093     $ 20,767,121         106,211    $  9,209,655
==============================================================================================================
38


                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                          DECEMBER 31, 2001 (UNAUDITED)

                                                  SIX MONTHS ENDED
                                                 DECEMBER 31, 2001                   YEAR ENDED
                                                     (UNAUDITED)                     06/30/2001
--------------------------------------------------------------------------------------------------------------
                                              SHARES          AMOUNT           SHARES         AMOUNT
--------------------------------------------------------------------------------------------------------------
BALANCED INCOME FUND:
Sold ...................................       174,881      $ 3,241,731         606,110     $11,986,607
Issued as reinvestment of dividends ....       369,177        6,537,416         310,251       5,953,820
Redeemed ...............................      (218,974)      (4,085,075)       (982,269)    (19,412,449)
--------------------------------------------------------------------------------------------------------------
Net increase/(decrease) ................       325,084      $ 5,694,072         (65,908)    $(1,472,022)
==============================================================================================================

7.  RISK FACTORS
The performance of a Fund's investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. These risks are present because of uncertainty in future exchange rates back into U.S. dollars, and possible political instability which could affect foreign financial markets and local economies. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. The conversion of various European currencies into a single "euro" currency also presents a risk on the timing of interest and principal payments.

The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933, as amended, but that may be purchased by institutional buyers pursuant to Rule 144A are subject to this 15% limit (unless such securities are variable-amount master-demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists). The Funds may purchase securities which are not registered under the Securities Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as "illiquid securities", however, any such security will not be considered illiquid so long as it is determined by the Adviser, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as "lower-rated securities") or which are unrated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risk. The yields on high-yield/high-risk bonds will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. While less sensitive to changing interest rates than investment-grade debt, lower-rated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                          DECEMBER 31, 2001 (UNAUDITED)

The Balanced Growth and Balanced Income Funds (the "Balanced Funds") invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management expenses and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. Total fees and expenses to be borne by investors in either Balanced Fund will depend on the portion of the Funds' assets invested in the Growth Fund and in the Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain the Fund's investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed-income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying funds in which they invest.

                               [inside back cover]

This report is authorized for distribution only if preceded or accompanied by a current prospectus. Shares of New Covenant Funds are distributed by PFPC Distributors, Inc., 3200 Horizon Drive, King of Prussia, PA 19406.

                                [GRAPHIC OMITTED]
                              8221 COVER BACKGROUND

   NEW COVENANT FUNDS                                        PRSRT STD.
   200 East Twelfth Street, Suite C                         U.S. POSTAGE
   Jeffersonville, IN 47130                                     PAID
                                                          NORTH READING, MA
                                                            PERMIT NO. 105


                                   NC-SA12/01